RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES (Tables)	12 Months Ended
Dec. 31, 2017
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES
Schedule of capital commitments for the future purchase of equipment and intangible assets

	2017	2016
Property and equipment
Less than 1 year	555	689
Between 1 and 5 years	262	448
Intangible assets
Less than 1 year	40	32
Between 1 and 5 years	4	18

Total commitments	861	1,187

Schedule of operating lease commitments
	2017	2016
Less than 1 year	70	121
Between 1 and 5 years	229	368
More than 5 years	167	148

Total commitments	466	637